File No. 333-232203
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	1	/ X/

(Check appropriate box or boxes)

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

2005 Market Street, Philadelphia, Pennsylvania 19103-7094
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Class A, Class R6, and Institutional Class Shares of beneficial interest, no par value, of the Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund, series of the Registrant.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on July 29, 2019 (Accession No. 0001137439-19-000335).

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Incorporated by reference
4.	Part B – Incorporated by reference
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

PART C
Delaware Group® Limited-Term Government Funds
OTHER INFORMATION

Item 15.
Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 60 filed April 27, 2007.  Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.
(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 60 filed April 27, 2007.
(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.
(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.
(iv) Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.
(b) Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.
	(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;
(i) By-Laws. Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a)
Form of Agreement and Plan of Reorganization by and between First Investors Equity Funds, First Investors Income Funds, First Investors Life Series Funds, First Investors Tax Exempt Funds, Delaware Group Equity Funds IV, Delaware Group Limited-Term Government Funds, Delaware VIP Trust, Macquarie Investment Management Business Trust and Foresters Investment Management Company, Inc. is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus in the Registrant’s definitive N-14 filed July 29, 2019 (Accession No. 0001137439-19-000335).

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant:

(a)
Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

	(b)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 38 filed July 6, 2007.
(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.

	(i)	Executed Amendment No. 1 (July 19, 2019) to Exhibit A of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 89 filed October 4, 2019.
(b)
  Executed Investment Advisory Expense Limitation Letter (April 25, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.

(c)
Executed Investment Advisory Expense Limitation Letter (October 4, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 89 filed on October 4, 2019.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreements.
(i)
Executed Amended and Restated Distribution Agreement (February 25, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.

(ii)
Executed Distribution Expense Limitation Letter (April 25, 2019) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.

(iii) Executed Amendment No. 1 (July 19, 2019) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 89 filed on October 4, 2019.
(iv)
Executed Distribution Expense Limitation Letter (October 4, 2019) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 89 filed on October 4, 2019.

	(b)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.
	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.
	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;
Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 29, 2009.

(i) Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 30, 2015.
(ii) Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.
(b)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed November 27, 2007.

(i) Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed April 29, 2011.
(ii) Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.
	(b)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.
	(c)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed April 26, 2006.
	(d)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (February 28, 2018) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.
(i)
Updated Appendix A to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (October 4, 2019) incorporated into this filing by reference to the Post-Effective Amendment No. 89 filed October 4, 2019.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;
	(a)	Not applicable.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Tax Opinion and Consent of Counsel (October 4, 2019) attached as Exhibit No. EX-99.12.a.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed February 27, 2004.
		(ii)	Executed Schedule A (October 4, 2019) to the Shareholder Services Agreement incorporated into this filing by reference to the Post-Effective Amendment No. 89 filed October 4, 2019.
		(iii)	Executed Amended and Restated Schedule B (July 1, 2018) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.
		(iii)	Executed Schedule B (February 25, 2016) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 79 filed April 27, 2017.

(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 30, 2014.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 30, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 30, 2015.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
	(a)	Consent of Independent Registered Public Accounting Firm (June 14, 2019) incorporated into this filing by reference to the Registration Statement on Form N-14 filed June 19, 2019.
(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.
	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed by the registration statement; and
(a)
	(17)	Any additional exhibits which the Registrant may wish to file.
(a)
Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.

Item 17.	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on the 11th day of October, 2019.  The Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933.

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	October 11, 2019
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	October 11, 2019
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	October 11, 2019
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	October 11, 2019
Ann D. Borowiec

Joseph W. Chow	*	Trustee	October 11, 2019
Joseph W. Chow

John A. Fry	*	Trustee	October 11, 2019
John A. Fry

Lucinda S. Landreth	*	Trustee	October 11, 2019
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	October 11, 2019
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	October 11, 2019
Thomas K. Whitford

Christianna Wood	*	Trustee	October 11, 2019
Christianna Wood

Janet L. Yeomans	*	Trustee	October 11, 2019
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	October 11, 2019
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed and filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Limited-Term Government Funds N-14)
Exhibit No.	Exhibit
EX-99.12.a	Tax Opinion and Consent of Counsel (October 4, 2019)